WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Debt [Line Items]
SUMMARY OF FAIR VALUE AT GRANT DATE

The following assumptions were used when calculating the issuance date fair value:

Exercise price of the warrants	$0.43
Expected life of the warrants	7 years
Current value of the underlying share	$25.10
Expected volatility	101.70%
Expected dividend yield	0.00%
Risk-free interest rates	0.22%

SUMMARY OF WARRANT ACTIVITY

The table below summarizes the Company’s warrant activities:

	Number of Ordinary Shares Warrants (*)	Number of Series A, B, C, D Warrants (*)	Number of Series Seed Shares Warrants	Number of Series A2 Preferred Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at December 31, 2020	522	-	4,165	441,605	$0.43 to 86.71	$0.70
Forfeited	-	-	-	-	-	-
Exercised	-	-	-	(441,605)	0.43	0.43
Balance at December 31, 2021	522	-	4,165	-	18.00 to 86.71	25.65
Granted	210,000	845,046	-	-	0.01 to 33.00	19.39
Forfeited	-	-	-	-	-	-
Converted	-	(51,334)	-	-	16.50 to 33.00	21.00
Exercised	(210,000)	-	-	-	0.01	0.01
Balance at December 31, 2022	522	793,712	4,165	-	$16.50 to 86.71	$24.42

(*)	Only ordinary shares were adjusted in the March 24, 2023 reverse stock split.

September Promissory Note [Member]
Short-Term Debt [Line Items]
SUMMARY OF FAIR VALUE AT GRANT DATE

The following assumptions were used when calculating the fair value of the A3 Warrants:

	2022	2021
Exercise price of the warrants	$0.01-1.125	$0.01-$1.125
Expected life of the warrants	0.01-6.59 years	0.3-7 years
Current value of the underlying Series A3 Preferred Stock	$0.77	$0.75-$0.82
Expected volatility	28.3%-66.2%	58.5%-71.3%
Expected dividend yield	0.00%	0.00%
Risk-free interest rates	0.05%-2.02%	0.02%-1.44%

December Promissory Note [Member]
Short-Term Debt [Line Items]
SUMMARY OF FAIR VALUE AT GRANT DATE

The following assumptions were used when calculating the fair value of the A3 Warrants:

	2022	2021
Exercise price of the warrants	$0.01-1.125	$0.01-1.125
Contractual life of the warrants	0.01-6.88 years	0.3-7 years
Current value of the underlying Series A3 Preferred Stock	$0.77	$0.80
Expected volatility	28.3%-65.3%	66.6%-71.3%
Expected dividend yield	0.00%	0.00%
Risk-free interest rates	0.05%-2.01%	0.02%-1.44%

February Promissory Note [Member]
Short-Term Debt [Line Items]
SUMMARY OF FAIR VALUE AT GRANT DATE

The following assumptions were used when calculating the fair value of the Series A, B, C and D Warrants:

Exercise price of the warrants	$16.50-33.00
Contractual life of the warrants	7 years
Current value of the underlying share	$26.30
Expected volatility	88.05%
Expected dividend yield	0.00%
Risk-free interest rates	1.98%